Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable
	As of December 31,
	2020	2019

Accounts receivable	$14,027,362	$5,473,641
Less: allowance for doubtful accounts	(1,808,889)	(194,375)
Accounts receivable, net	$12,218,473	$5,279,266

Schedule of changes of allowance for doubtful accounts
	As of December 31,
	2020	2019	2018

Balance at beginning of the year	$(194,375)	$(43,129)	$(42,852)
Current year addition	(1,614,514)	(151,246)	(277)
Balance at end of the year	$(1,808,889)	$(194,375)	$(43,129)